Schedule of Investments (unaudited) July 31, 2020	iShares® Global REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 3.8%
BWP Trust	888,667	$2,453,635
Charter Hall Long Wale REIT	787,639	2,615,281
Charter Hall Retail REIT	855,660	1,951,365
Cromwell Property Group	4,353,918	2,763,336
Dexus	1,986,429	12,123,073
GPT Group (The)	3,541,557	9,854,534
Mirvac Group	7,143,155	10,706,475
National Storage REIT	1,731,877	2,235,629
Scentre Group	9,437,266	13,806,592
Shopping Centres Australasia Property Group	1,926,588	2,984,370
Stockland	4,332,165	9,910,734
Vicinity Centres	6,808,868	6,372,290

		77,777,314

Belgium — 1.4%
Aedifica SA	49,214	5,703,164
Ascencio	9,201	493,960
Befimmo SA	39,303	1,789,318
Cofinimmo SA	47,003	6,725,307
Intervest Offices & Warehouses NV(a)	39,869	1,025,406
Leasinvest Real Estate SCA	4,491	449,277
Montea CVA	23,186	2,590,948
Retail Estates NV	18,089	1,157,212
Warehouses De Pauw CVA	239,544	7,690,530
Wereldhave Belgium Comm VA(b)	4,360	254,176
Xior Student Housing NV(a)	27,550	1,645,183

		29,524,481

Canada — 3.3%
Allied Properties REIT	220,688	6,608,283
Artis REIT	215,235	1,264,576
Boardwalk REIT	69,295	1,584,551
Canadian Apartment Properties REIT	307,404	11,146,407
Choice Properties REIT	464,132	4,393,575
Cominar REIT	303,226	1,806,453
Crombie REIT(a)	166,472	1,621,844
Dream Industrial REIT	277,081	2,275,395
Dream Office REIT	77,772	1,143,211
First Capital Real Estate Investment Trust	392,080	3,974,951
Granite REIT	98,056	5,702,547
H&R Real Estate Investment Trust	511,938	3,840,968
InterRent REIT	204,758	2,088,088
Killam Apartment REIT	176,278	2,289,837
Northview Apartment Real Estate Investment Trust	106,079	2,774,922
NorthWest Healthcare Properties REIT(a)	273,047	2,293,228
RioCan REIT	574,319	6,414,194
SmartCentres Real Estate Investment Trust	235,920	3,571,824
Summit Industrial Income REIT	224,675	2,021,152
WPT Industrial Real Estate Investment Trust	96,092	1,301,784

		68,117,790

China — 0.1%
Yuexiu REIT	2,204,000	986,798

France — 2.1%
Carmila SA	68,156	805,945
Covivio(a)	84,061	6,093,350
Gecina SA	94,162	12,192,448
ICADE	57,782	3,826,324
Klepierre SA	345,205	5,955,709
Mercialys SA	110,891	837,912

Security	Shares	Value

France (continued)
Unibail-Rodamco-Westfield(a)	245,070	$12,901,685

		42,613,373

Germany — 0.3%
alstria office REIT AG(b)	323,017	4,847,169
Hamborner REIT AG(b)	126,830	1,311,244

		6,158,413

Guernsey — 0.0%
Stenprop Ltd.(a)	470,630	735,154

Hong Kong — 1.6%
Champion REIT	3,561,000	1,888,430
Hui Xian Real Estate Investment Trust(a)	4,333,000	1,192,355
Link REIT	3,737,100	29,003,970

		32,084,755

Ireland — 0.1%
Hibernia REIT PLC	1,238,745	1,664,031
Irish Residential Properties REIT PLC	794,826	1,362,828

		3,026,859

Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA	119,209	445,448

Japan — 9.1%
Activia Properties Inc.	1,247	4,110,276
Advance Residence Investment Corp.	2,340	7,546,959
AEON REIT Investment Corp.	2,810	2,764,022
Comforia Residential REIT Inc.	1,102	3,449,939
Daiwa House REIT Investment Corp.	3,643	9,464,978
Daiwa Office Investment Corp.	495	2,589,000
Daiwa Securities Living Investments Corp.	3,391	3,431,732
Frontier Real Estate Investment Corp.	820	2,289,454
Fukuoka REIT Corp.	1,300	1,506,195
Global One Real Estate Investment Corp.	1,730	1,564,249
GLP J-REIT	6,568	10,914,571
Hulic Reit Inc.	2,105	2,486,659
Ichigo Office REIT Investment Corp.	2,136	1,395,986
Industrial & Infrastructure Fund Investment Corp.	3,128	5,840,038
Invesco Office J-Reit Inc.	15,872	1,874,977
Invincible Investment Corp.	8,896	2,036,160
Japan Excellent Inc.	2,258	2,387,633
Japan Hotel REIT Investment Corp.	8,123	2,930,979
Japan Logistics Fund Inc.	1,554	4,659,207
Japan Prime Realty Investment Corp.	1,587	4,177,264
Japan Real Estate Investment Corp.	2,357	12,038,021
Japan Retail Fund Investment Corp.	4,743	5,692,677
Kenedix Office Investment Corp.	683	3,733,794
Kenedix Residential Next Investment Corp.	1,690	3,089,729
Kenedix Retail REIT Corp.	971	1,685,222
LaSalle Logiport REIT	2,479	4,518,143
MCUBS MidCity Investment Corp.	3,001	1,949,955
Mitsubishi Estate Logistics REIT Investment Corp.	528	2,404,540
Mitsui Fudosan Logistics Park Inc.	736	4,016,570
Mori Hills REIT Investment Corp.	2,802	3,633,351
Mori Trust Sogo REIT Inc.	1,789	2,082,908
Nippon Accommodations Fund Inc.	803	5,172,070
Nippon Building Fund Inc.	2,299	12,872,487
Nippon Prologis REIT Inc.	3,871	13,345,120
Nippon REIT Investment Corp.	781	2,360,063
Nomura Real Estate Master Fund Inc.	8,152	10,084,948
Orix JREIT Inc.	4,782	6,146,541
Premier Investment Corp.	2,300	2,582,143

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Global REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sekisui House Reit Inc.	7,295	$4,767,658
Tokyu REIT Inc.	1,588	1,985,563
United Urban Investment Corp.	5,387	5,242,810

		186,824,591

Malaysia — 0.2%
Axis Real Estate Investment Trust	2,018,000	975,684
IGB REIT	3,061,800	1,328,706
Pavilion REIT	1,443,900	514,219
Sunway REIT	3,055,300	1,109,708

		3,928,317

Mexico — 0.5%
Concentradora Fibra Danhos SA de CV	421,315	406,279
Fibra Uno Administracion SA de CV	5,357,913	4,333,748
Macquarie Mexico Real Estate Management SA de CV(c)	1,306,250	1,508,615
PLA Administradora Industrial S. de RL de CV	1,427,409	1,773,970
Prologis Property Mexico SA de CV	817,148	1,604,691

		9,627,303

Netherlands — 0.2%
Eurocommercial Properties NV	86,911	1,070,887
NSI NV	32,413	1,161,349
Vastned Retail NV	31,732	802,994
Wereldhave NV(a)	72,298	625,377

		3,660,607

New Zealand — 0.2%
Goodman Property Trust	1,965,707	2,906,993
Kiwi Property Group Ltd.	2,838,116	2,022,954

		4,929,947

Saudi Arabia — 0.1%
Al Maather REIT Fund	54,917	110,847
Al Rajhi REIT	201,646	476,371
Alahli REIT Fund 1	77,961	188,957
Jadwa REIT Saudi Fund	237,608	772,936
Musharaka Real Estate Income Fund, NVS	104,504	225,147
Riyad REIT Fund	267,488	567,014
Sedco Capital REIT Fund	57,832	133,077

		2,474,349

Singapore — 3.7%
Ascendas REIT	5,344,018	13,795,540
Ascott Residence Trust	3,249,932	2,121,118
CapitaLand Commercial Trust	4,942,864	5,803,260
CapitaLand Mall Trust	4,365,100	6,016,217
CapitaLand Retail China Trust	1,318,804	1,182,913
CDL Hospitality Trusts	1,415,500	1,001,265
First REIT	957,500	387,525
Fortune REIT	2,440,000	2,125,106
Frasers Centrepoint Trust(a)	1,291,700	2,241,848
Frasers Logistics & Commercial Trust	4,526,800	4,456,487
Keppel DC REIT(a)	2,202,333	4,785,935
Keppel REIT(a)	3,545,300	2,843,893
Lippo Malls Indonesia Retail Trust	3,836,200	327,307
Manulife US Real Estate Investment Trust	2,571,000	1,979,670
Mapletree Commercial Trust(a)	3,987,191	5,349,983
Mapletree Industrial Trust	2,790,000	6,632,684
Mapletree Logistics Trust	4,620,640	7,177,104
Mapletree North Asia Commercial Trust	4,073,700	2,539,935
Sasseur Real Estate Investment Trust(a)	906,600	512,372

Security	Shares	Value

Singapore (continued)
Suntec REIT	3,746,900	$3,661,377

		74,941,539

South Africa — 0.4%
Attacq Ltd.	1,270,479	310,369
Emira Property Fund Ltd.	706,184	269,141
Equites Property Fund Ltd.	892,970	872,060
Growthpoint Properties Ltd.	5,347,939	4,173,771
Redefine Properties Ltd.	10,382,891	1,938,932
SA Corporate Real Estate Ltd.	4,530,771	332,583
Vukile Property Fund Ltd.	1,597,070	551,466

		8,448,322

Spain — 0.5%
Inmobiliaria Colonial Socimi SA	590,256	5,042,889
Lar Espana Real Estate Socimi SA	110,956	583,864
Merlin Properties Socimi SA	602,354	4,978,862

		10,605,615

Thailand — 0.1%
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust	2,364,002	1,122,015

Turkey — 0.1%
AKIS Gayrimenkul Yatirimi AS	301,151	141,957
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,421,647	1,098,143
Halk Gayrimenkul Yatirim Ortakligi AS	337,601	121,410
Is Gayrimenkul Yatirim Ortakligi AS(b)	802,467	232,249
Torunlar Gayrimenkul Yatirim Ortakligi AS(b)	304,576	189,828

		1,783,587

United Kingdom — 5.5%
Assura PLC	4,750,810	4,925,995
Big Yellow Group PLC	293,406	3,924,121
BMO Commercial Property Trust	951,556	730,616
BMO Real Estate Investments Ltd.	428,310	308,062
British Land Co. PLC (The)	1,682,165	8,082,905
Capital & Counties Properties PLC	1,338,219	2,457,220
Civitas Social Housing PLC	1,133,961	1,681,805
Custodian REIT PLC	700,209	817,931
Derwent London PLC	183,140	6,913,075
Empiric Student Property PLC	1,057,223	895,005
GCP Student Living PLC	832,266	1,365,436
Great Portland Estates PLC	461,320	3,569,924
Hammerson PLC(a)	1,384,990	1,166,663
Impact Healthcare REIT PLC	431,051	571,412
Land Securities Group PLC	1,295,388	9,803,331
LondonMetric Property PLC	1,598,065	4,845,132
LXI REIT PLC	941,832	1,302,906
NewRiver REIT PLC	543,869	436,149
Picton Property Income Ltd. (The)	978,185	873,030
Primary Health Properties PLC	2,186,003	4,412,719
RDI REIT PLC	472,779	555,367
Regional REIT Ltd.(c)	658,301	572,845
Safestore Holdings PLC	372,460	3,737,286
Schroder REIT Ltd.	967,452	439,979
Segro PLC	2,161,628	27,497,521
Shaftesbury PLC	406,291	2,738,274
Standard Life Investment Property Income Trust Ltd.	731,364	546,192
Target Healthcare REIT PLC	826,957	1,209,114
Triple Point Social Housing REIT PLC(c)	571,990	803,288
Tritax Big Box REIT PLC	3,097,949	6,156,010
UK Commercial Property REIT Ltd.	1,178,049	1,062,232

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Global REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
UNITE Group PLC (The)(b)	579,690	$7,144,315
Workspace Group PLC	240,717	1,943,037

		113,488,897

United States — 66.2%
Acadia Realty Trust	154,102	1,855,388
Agree Realty Corp.(a)	95,774	6,413,985
Alexander’s Inc.	3,838	966,370
Alexandria Real Estate Equities Inc.	227,088	40,319,474
American Assets Trust Inc.	91,102	2,459,754
American Campus Communities Inc.	248,210	8,846,204
American Finance Trust Inc.	196,182	1,433,110
American Homes 4 Rent, Class A(a)	470,808	13,653,432
Americold Realty Trust(a)	363,132	14,652,376
Apartment Investment & Management Co., Class A	268,192	10,411,213
Apple Hospitality REIT Inc.	380,547	3,356,425
Armada Hoffler Properties Inc.	100,281	966,709
AvalonBay Communities Inc.	255,221	39,079,440
Boston Properties Inc.	281,918	25,116,075
Brandywine Realty Trust	306,051	3,314,532
Brixmor Property Group Inc.	536,143	6,171,006
Brookfield Property REIT Inc., Class A	102,655	1,191,825
Camden Property Trust	170,740	15,504,899
CareTrust REIT Inc.	171,171	3,084,501
Colony Capital Inc.	870,061	1,670,517
Columbia Property Trust Inc.	207,367	2,480,109
Community Healthcare Trust Inc.	37,721	1,724,981
Corporate Office Properties Trust	203,457	5,387,541
Cousins Properties Inc.	268,529	8,249,211
CubeSmart	350,056	10,386,162
CyrusOne Inc.	208,451	17,388,982
DiamondRock Hospitality Co.	357,891	1,653,456
Digital Realty Trust Inc.	484,983	77,859,171
Diversified Healthcare Trust	425,907	1,658,908
Douglas Emmett Inc.	301,562	8,787,517
Duke Realty Corp.	667,754	26,837,033
Easterly Government Properties Inc.(a)	136,281	3,332,070
EastGroup Properties Inc.	69,663	9,241,494
Empire State Realty Trust Inc., Class A	263,580	1,739,628
EPR Properties	141,345	4,046,707
Equity Commonwealth	211,950	6,691,262
Equity LifeStyle Properties Inc.	315,233	21,536,719
Equity Residential	666,642	35,752,010
Essential Properties Realty Trust Inc.	165,312	2,661,523
Essex Property Trust Inc.	118,315	26,116,853
Extra Space Storage Inc.	228,548	23,618,150
Federal Realty Investment Trust	136,257	10,396,409
First Industrial Realty Trust Inc.	228,836	10,050,477
Four Corners Property Trust Inc.	127,199	3,205,415
Franklin Street Properties Corp.(a)	186,117	977,114
Gaming and Leisure Properties Inc.	368,772	13,353,234
Getty Realty Corp.	61,173	1,812,556
Global Net Lease Inc.	163,063	2,714,999
Healthcare Realty Trust Inc.	243,433	7,132,587
Healthcare Trust of America Inc., Class A	393,777	10,872,183
Healthpeak Properties Inc.	977,520	26,676,521
Highwoods Properties Inc.	186,066	7,133,770
Host Hotels & Resorts Inc.	1,268,128	13,670,420
Hudson Pacific Properties Inc.	271,755	6,405,265
Independence Realty Trust Inc.	169,834	1,953,091
Industrial Logistics Properties Trust	119,440	2,521,378

Security	Shares	Value

United States (continued)
Innovative Industrial Properties Inc.	29,900	$3,116,477
Investors Real Estate Trust(a)	21,905	1,583,732
Invitation Homes Inc.	986,518	29,417,967
JBG SMITH Properties	220,403	6,393,891
Kilroy Realty Corp.	208,408	12,143,934
Kimco Realty Corp.	748,805	8,349,176
Kite Realty Group Trust	148,831	1,468,962
Lexington Realty Trust	461,097	5,348,725
Life Storage Inc.	84,582	8,300,032
LTC Properties Inc.	69,651	2,587,535
Macerich Co. (The)(a)	257,124	1,961,856
Mack-Cali Realty Corp.	164,687	2,374,787
Medical Properties Trust Inc.	942,833	18,979,228
Mid-America Apartment Communities Inc.	206,462	24,608,206
Monmouth Real Estate Investment Corp.	171,937	2,481,051
National Health Investors Inc.	77,532	4,806,984
National Retail Properties Inc.	310,708	11,014,599
National Storage Affiliates Trust	111,836	3,446,786
Office Properties Income Trust	85,771	2,157,141
Omega Healthcare Investors Inc.	408,064	13,213,112
Paramount Group Inc.	344,606	2,457,041
Park Hotels & Resorts Inc.	434,155	3,590,462
Pebblebrook Hotel Trust	235,725	2,498,685
Physicians Realty Trust	365,553	6,594,576
Piedmont Office Realty Trust Inc., Class A	227,725	3,691,422
Prologis Inc.	1,336,767	140,921,977
PS Business Parks Inc.	36,166	4,989,100
Public Storage	273,525	54,672,177
QTS Realty Trust Inc., Class A	108,381	7,798,013
Realty Income Corp.	623,804	37,459,430
Regency Centers Corp.	305,661	12,541,271
Retail Opportunity Investments Corp.	207,048	2,250,612
Retail Properties of America Inc., Class A	388,202	2,468,965
Rexford Industrial Realty Inc.	210,450	9,876,418
RLJ Lodging Trust	297,299	2,381,365
RPT Realty	144,856	901,004
Ryman Hospitality Properties Inc.	90,406	2,894,800
Sabra Health Care REIT Inc.	370,837	5,466,137
Saul Centers Inc.	21,370	656,273
Service Properties Trust	294,909	1,975,890
Simon Property Group Inc.	551,927	34,412,648
SITE Centers Corp.	276,631	2,027,705
SL Green Realty Corp.	140,429	6,529,949
Spirit Realty Capital Inc.	186,144	6,414,522
STAG Industrial Inc.	270,322	8,812,497
STORE Capital Corp.	407,465	9,652,846
Summit Hotel Properties Inc.	185,284	959,771
Sun Communities Inc.	175,157	26,261,289
Sunstone Hotel Investors Inc.	388,372	2,905,023
Tanger Factory Outlet Centers Inc.(a)	162,272	1,043,409
Taubman Centers Inc.	108,795	4,212,542
Terreno Realty Corp.(a)	119,935	7,287,251
UDR Inc.	531,094	19,225,603
Universal Health Realty Income Trust	22,998	1,600,201
Urban Edge Properties	210,412	2,205,118
Urstadt Biddle Properties Inc., Class A	53,238	522,265
Ventas Inc.	676,876	25,964,963
VEREIT Inc.	1,958,788	12,751,710
VICI Properties Inc.	851,175	18,479,009
Vornado Realty Trust	317,673	10,966,072

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Global REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Washington REIT	148,996	$3,331,551
Weingarten Realty Investors	220,029	3,753,695
Welltower Inc.	758,416	40,620,761
WP Carey Inc.	310,197	22,138,760
Xenia Hotels & Resorts Inc.	203,015	1,615,999

		1,360,027,099

Total Common Stocks — 99.5% (Cost: $2,336,246,197)		2,043,332,573

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.40%(d)(e)(f)	37,200,619	37,241,540
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.12%(d)(e)	3,900,000	3,900,000

		41,141,540

Total Short-Term Investments — 2.0% (Cost: $41,121,918)		41,141,540

Total Investments in Securities — 101.5% (Cost: $2,377,368,115)		2,084,474,113

Other Assets, Less Liabilities — (1.5)%		(30,306,759)

Net Assets — 100.0%		$2,054,167,354

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$32,298,609	$4,950,380	(a)	$—	$2,303	$(9,752)	$37,241,540	37,200,619	$193,025	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,440,000	460,000	(a)	—	—	—	3,900,000	3,900,000	1,711		—

					$2,303	$(9,752)	$41,141,540		$194,736		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	12	09/17/20	$1,265	$(8,732)
Dow Jones U.S. Real Estate Index	278	09/18/20	8,951	310,989

				$302,257

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Global REIT ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,043,332,573	$—	$—	$2,043,332,573
Money Market Funds	41,141,540	—	—	41,141,540

	$2,084,474,113	$—	$—	$2,084,474,113

Derivative financial instruments(a)
Assets
Futures Contracts	$310,989	$—	$—	$310,989
Liabilities
Futures Contracts	(8,732)	—	—	(8,732)

	$302,257	$—	$—	$302,257

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

5